Finance Lease Liability (Due to Related Parties) (Details) - USD ($) $ in Thousands	1 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2018	Nov. 27, 2018	Dec. 31, 2018	Nov. 19, 2018
Finance lease liability	$ 71,964		$ 71,964	$ 171,500
Advance payment of finance lease	99,875
Finance lease interest expense	$ 339
Bareboat charterhire agreement | Conquistador, Pink Sands and Xanadu
Finance lease liability		$ 71,625		171,500
Payment terms			quarterly installments
Variable rate basis			4,91% - LIBOR plus margin
Discount rate	4.98%		4.98%
Right-of-use assets				$ 171,500
Number of finance leases	3		3
Date of charter agreement			Nov. 19, 2018
Advance payment of finance lease		$ 99,875
Weighted average remaining lease term	9 years 8 months 9 days		9 years 8 months 9 days
Finance lease interest expense	$ 339
Right-of-use assets depreciation expense	$ 629